Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Revenue		$ 6,049
Operating expense:
Cost of revenue		21,191
Research and development	$ 1,446	16,443
Selling, general, and administrative	12,785	69,792
Total operating expenses	14,231	107,426
Loss from operations	(14,231)	(101,377)
Other income (expense):
Change in fair value of private placement warrant liability		4,167
Change in fair value of earnout liability		84,612
Foreign currency exchange loss and other expense	(108)	(1,452)
Interest expense, net	(37)	(5,235)
Total other income (expense)	(145)	82,092
Net loss	(14,376)	(19,285)
Less: Net loss attributable to noncontrolling interest	(105)	(5,439)
Net loss attributable to Hyzon	(14,271)	(13,846)
Comprehensive loss:
Net loss	(14,376)	(19,285)
Foreign currency translation adjustment	(20)	479
Comprehensive loss	(14,396)	(18,806)
Less: Comprehensive loss attributable to noncontrolling interest	(109)	(5,349)
Comprehensive loss attributable to Hyzon	$ (14,287)	$ (13,457)
Net loss attributable to Hyzon per share:
Basic	$ (0.09)	$ (0.07)
Diluted	$ (0.09)	$ (0.07)
Weighted average common shares outstanding:
Basic	152,650	203,897
Diluted	152,650	203,897